FINANCIAL RISK MANAGEMENT - Interest Rate Risk (Details) - Interest rate risk - Fixed interest rate in Thousands, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018 CLP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)
Domestic
Interest Rate Risk
Financial liabilities |		16,928,000
Foreign
Interest Rate Risk
Financial liabilities				$ 365
Principal			$ 575
Prepayment amount	$ 210
Percentage of foreign bonds re-denominated to domestic currencies		100.00%